As filed with the Securities and Exchange Commission on August 25, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4244

                             SOUND SHORE FUND, INC.
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                            [SOUND SHORE FUND LOGO]
            TWO PORTLAND SQUARE, PORTLAND, ME 04101 - 1-800-754-8758

                                                                   June 30, 2004

Dear Shareholder:

     The Sound Shore Fund ended June 30, 2004 with a net asset value of $35.18, after the dividend distribution of $0.026 at quarter-end. Since year-end, the Fund has gained 5.07% versus 3.44% and 0.81%, for the Standard & Poor's 500 Index ("S&P 500") and Dow Jones Industrial Average ("DJIA"), respectively. The second quarter total return gain of 1.46% for the quarter approximated the broad market averages such as the S&P 500 and the DJIA, which returned 1.72% and 1.25%, respectively. For the prior twelve months, the Fund surpassed the averages, rising 22.17% while the S&P 500 and DJIA are up 19.11% and 18.67%, respectively. Since the first quarter of 2000, near the peak in the equity markets, the Fund has appreciated 33.29%, versus a decline in the S&P 500 of -18.81%.

     We are required by the SEC to say that: Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Fund's 1, 5, 10, and 15 year compound annual total return rates for the periods ending June 30, 2004 were 22.17%, 5.59%, 13.37%, and 12.29%, respectively. For the most recent month-end performance, please call 1-800-551-1980 or visit the Fund's website at www.soundshorefund.com.

     While smaller stocks have fared better lately than their larger cousins, and growth indices better than value, the discrepancies in the second quarter were slight. Market volatility has been very modest by recent standards, at a ten-year low by one widely used measure. As usual, however, significant variances have occurred from earnings preannouncements, and we were not immune. Weaker earnings expectations negatively impacted Watson Pharmaceuticals, Inc., Nokia Corp., and Interpublic Group of Cos., Inc., which muted the strong performance of Tyco International Ltd., CIGNA Corp., and Safeway, Inc. in the second quarter. It is also worth noting that the Fund's results benefited from energy investments in Devon Energy Corp., ConocoPhillips, and Marathon Oil Corp. which were initially made over a year ago when their stock prices seemed to be discounting crude oil prices in the low $20 per barrel range.

     The relative tranquility of the markets for the quarter and first half of the year belied impressive and broad economic strength. For example, despite a large rise in energy costs, the economy, as measured by the gross domestic product, is expected to register its strongest growth in twenty years and for those companies that comprise the S&P 500, their operating earnings are now forecasted to rise 18% for the year, with a gain of 24% in the first half.

     Counterbalancing this strength, however, have been concerns about the war, terrorism, oil prices and inflation. The recent Federal Reserve rate hike, its first in four years, added to the angst. With the Fall elections approaching, intensifying policy debates on healthcare and taxes can be added to this list.

     While we are cognizant of the broad themes of the times, our strategy is one of researching and owning stocks where the expectations are low and poised to improve. We begin by looking at stocks with low absolute and relative price valuations versus their norms, and then we attempt to concentrate on those companies that can meet, and hopefully exceed, consensus fundamentals over the next 12 to 18 months. We believe the current market environment should continue to favor our disciplined approach.

     As usual, we thank you for your investment alongside us in the Fund.

Sincerely,

SOUND SHORE FUND

HARRY BURN, III
JOHN P. DEGULIS
T. GIBBS KANE, JR.
CO-PORTFOLIO MANAGERS

     THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE.

     PERCENT OF NET ASSETS AS OF 6/30/04:  CIGNA CORP.:  2.93%;  CONOCOPHILLIPS:
2.15%; DEVON ENERGY CORP.: 3.09%; INTERPUBLIC GROUP OF COS., INC.: 2.78%; MARATHON OIL CORP.: 2.88%; NOKIA CORP.: 2.09%; SAFEWAY, INC.: 2.25%; TYCO INTERNATIONAL LTD.: 3.08%; AND WATSON PHARMACEUTICALS, INC.: 2.04%.

     THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF JUNE 30, 2004 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND (II) DO NOT CONSTITUTE INVESTMENT ADVICE. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS. DISTRIBUTED BY FORUM FUND SERVICES, LLC. (8/04)

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2004 (UNAUDITED)

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
COMMON STOCK (94.6%)
------------------------------------------------------------------------------------------

BANKS (13.4%)
Comerica, Inc.                                                   612,000    $   33,586,560
Countrywide Financial Corp.                                      632,000        44,398,000
Federal Home Loan Mortgage Corp.                                 815,500        51,621,150
U.S. Bancorp                                                   1,491,000        41,091,960
                                                                            --------------
                                                                               170,697,670
                                                                            --------------
CONSUMER DISCRETIONARY (16.6%)
Dana Corp.                                                     1,142,000        22,383,200
DIRECTV Group, Inc.+                                             987,000        16,877,700
Honda Motor Co. Ltd. ADR                                       1,163,000        28,284,160
Interpublic Group of Cos., Inc.+                               2,586,000        35,505,780
Liberty Media Corp., Class A+                                  3,941,500        35,434,085
McDonald's Corp.                                                 823,000        21,398,000
Time Warner, Inc.+                                             2,111,500        37,120,170
TRW Automotive Holdings Corp.+                                   773,500        14,580,475
                                                                            --------------
                                                                               211,583,570
                                                                            --------------
CONSUMER STAPLES (2.2%)
Safeway, Inc.+                                                 1,136,000        28,786,240
                                                                            --------------
ENERGY (13.2%)
ConocoPhillips                                                   359,500        27,426,255
Devon Energy Corp.                                               598,000        39,468,000
El Paso Corp.                                                  3,891,000        30,661,080
Halliburton Co.                                                1,153,000        34,889,780
Marathon Oil Corp.                                               973,500        36,837,240
                                                                            --------------
                                                                               169,282,355
                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        3

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
HEALTH CARE (11.4%)
Aetna, Inc.                                                      424,500    $   36,082,500
Baxter International, Inc.                                     1,086,500        37,495,115
Cigna Corp.                                                      545,000        37,501,450
Laboratory Corp. of America Holdings+                            875,500        34,757,350
                                                                            --------------
                                                                               145,836,415
                                                                            --------------
INDUSTRIALS (12.0%)
L-3 Communications Holdings, Inc.                                432,000        28,857,600
SPX Corp.                                                        837,500        38,893,500
Textron, Inc.                                                    232,500        13,798,875
Tyco International Ltd.                                        1,186,000        39,304,040
Waste Management, Inc.                                         1,076,500        32,994,725
                                                                            --------------
                                                                               153,848,740
                                                                            --------------
INSURANCE (9.8%)
AMBAC Financial Group, Inc.                                      496,500        36,462,960
Berkshire Hathaway, Inc., Class A+                                   588        52,302,600
Chubb Corp.                                                      527,500        35,964,950
                                                                            --------------
                                                                               124,730,510
                                                                            --------------
MATERIALS (2.7%)
Georgia-Pacific Corp.                                            926,000        34,243,480
                                                                            --------------
PHARMACEUTICALS (2.0%)
Watson Pharmaceuticals, Inc.+                                    970,000        26,093,000
                                                                            --------------
TECHNOLOGY (7.5%)
Hewlett Packard Co.                                            1,689,000        35,637,900
Nokia Corp. ADR                                                1,839,000        26,739,060
Thermo Electron Corp.+                                         1,090,500        33,521,970
                                                                            --------------
                                                                                95,898,930
                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        4

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
wTELECOMMUNICATIONS (3.8%)
CenturyTel, Inc.                                                 992,500    $   29,814,700
Citizens Communications Co.+                                   1,549,800        18,752,580
                                                                            --------------
                                                                                48,567,280
                                                                            --------------
TOTAL COMMON STOCK (COST $977,500,876)                                      $1,209,568,190
                                                                            --------------
SHORT-TERM HOLDINGS (5.0%)
------------------------------------------------------------------------------------------
Citibank Money Market Deposit Account                            183,133    $      183,133
Citi(SM) Institutional Liquid Reserves, Class A               63,465,646        63,465,646
                                                                            --------------
TOTAL SHORT-TERM HOLDINGS (COST $63,648,779)                                $   63,648,779
                                                                            --------------
TOTAL INVESTMENTS (99.6%) (COST $1,041,149,655)                             $1,273,216,969
OTHER ASSETS LESS LIABILITIES (0.4%)                                             4,744,382
                                                                            --------------
NET ASSETS (100.0%) (36,328,923 SHARES OUTSTANDING)                         $1,277,961,351
                                                                            ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                   $        35.18
                                                                            ==============

+ Non-income producing security.
ADR -- American Depository Receipts.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        5

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONCLUDED)
JUNE 30, 2004 (UNAUDITED)

AT JUNE 30, 2004 NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
Par Value (100,000,000 shares authorized)                                   $       36,329
Paid in Capital                                                                984,468,360
Accumulated Undistributed Net Investment Income                                     10,481
Unrealized Appreciation on Investments                                         232,067,314
Accumulated Net Realized Gain from Investments                                  61,378,867
                                                                            --------------
NET ASSETS                                                                  $1,277,961,351
                                                                            ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)


INVESTMENT INCOME
Income:
     Dividends (net of foreign withholding taxes $78,011)           $ 6,526,363
     Interest                                                               336
                                                                    -----------
          Total Income                                                6,526,699
                                                                    -----------
Expenses:
     Adviser fee (Note 3)                                             4,242,889
     Administrator fee (Note 3)                                         566,360
     Transfer Agency fee                                                565,710
     Custodian fee                                                       53,773
     Accountant fee                                                      31,009
     Professional fees                                                   49,562
     Directors' fees and expenses (Note 3)                               15,900
     Miscellaneous                                                       65,565
                                                                    -----------
          Total Expenses                                              5,590,768
     Expenses reimbursed and fees waived (Note 3)                       (36,673)
                                                                    -----------
Net Expenses                                                          5,554,095
                                                                    -----------
Net Investment Income                                                   972,604
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments sold                           63,954,307
     Net change in unrealized appreciation (depreciation) on
      investments                                                    (9,991,346)
                                                                    -----------
Net realized and unrealized gain on investments                      53,962,961
                                                                    -----------
Net increase in net assets from operations                          $54,935,565
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

                                                          FOR THE                  FOR THE
                                                      SIX MONTHS ENDED           YEAR ENDED
                                                       JUNE 30, 2004            DECEMBER 31,
                                                        (UNAUDITED)                 2003
                                                      ----------------        -----------------
Operations:
     Net investment income                             $      972,604          $    1,462,030
     Net realized gain on investments sold                 63,954,307              19,612,501
     Net change in unrealized appreciation
       (depreciation) on investments                       (9,991,346)            216,250,966
                                                       --------------          --------------
     Increase in net assets from operations                54,935,565             237,325,497
Dividends to shareholders from net investment
  income                                                     (962,123)             (1,485,534)
Dividends to shareholders from net realized
  gains                                                            --             (13,164,975)
Capital share transactions (Note 6)                       209,575,891              32,063,487
                                                       --------------          --------------
     Total increase                                       263,549,333             254,738,475
Net assets:
     Beginning of the year                              1,014,412,018             759,673,543
                                                       --------------          --------------
     End of the period*                                $1,277,961,351          $1,014,412,018
                                                       ==============          ==============
     * Accumulated undistributed net
       investment income                               $       10,481          $           --
                                                       --------------          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

     a) SECURITY VALUATION
     Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost, which approximates market value, unless the Fund's Adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

     Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's Adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Fund's Board of Directors.

     b) SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     c) DIVIDENDS TO SHAREHOLDERS
     Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     d) FEDERAL TAXES
     The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Sound Shore Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES
Forum  Administrative  Services,  LLC (the  "Administrator")  and its affiliates
provide  certain  administration,   portfolio  accounting  and  transfer  agency
services to the Fund.

Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, the Administrator, or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

The Fund pays five Directors who are unaffiliated with the Adviser, the Administrator or any of their affiliates, $1,000 per meeting attended, plus $750 per quarter.

Fees due to the Adviser in the amount of $764,322 are payable at June 30, 2004.

The Administrator has agreed contractually to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 0.98% of the Fund's average daily net assets through April 30, 2005. The Administrator has contractually waived fees of $36,673 for the period January 1, 2004 to June 30, 2004.

Certain Officers and Directors of the Fund are Officers, Directors, or employees of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the six months ended June 30, 2004, aggregated $478,256,535 and $281,986,358 respectively.

The cost basis of investment securities owned as of June 30, 2004 was $1,041,149,655. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $250,184,148, and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was $18,116,834.

6.  CAPITAL STOCK

As of June 30, 2004, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $984,504,689. Transactions in capital stock were as follows:

                                               FOR THE                        FOR THE
                                           SIX MONTHS ENDED                  YEAR ENDED
                                            JUNE 30, 2004                DECEMBER 31, 2003
                                      --------------------------    ----------------------------
                                        SHARES         AMOUNT         SHARES          AMOUNT
                                      ----------    ------------    -----------    -------------
Sale of shares                         8,195,320    $283,239,018     11,941,447    $ 331,929,160
Reinvestment of dividends                 26,752         932,298        429,480       14,318,176
Redemption of shares                  (2,165,977)    (74,595,425)   (11,534,598)    (314,183,849)
                                      ----------    ------------    -----------    -------------
Net increase from capital
  transactions                         6,056,095    $209,575,891        836,329    $  32,063,487
                                      ==========    ============    ===========    =============

Of the 36,328,923 shares outstanding as of June 30, 2004, the Employees' Profit Sharing Plan of the Adviser owned 337,006 shares.

7.  PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-551-1980 or by visiting the Fund's web site at http://www.soundshorefund.com. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

                              SIX MONTHS
                                 ENDED                           YEAR ENDED DECEMBER 31,
                             JUNE 30, 2004   ---------------------------------------------------------------
                              (UNAUDITED)       2003        2002        2001         2000            1999
                             -------------   ----------   --------   ----------   ----------      ----------
Net Asset Value, Beginning
  of Period                       $33.51         $25.81     $30.58       $33.70       $29.47          $29.62
                                --------         ------     ------       ------       ------          ------
Investment Operations
    Net investment income           0.03           0.05       0.05         0.10         0.14            0.17
    Net realized and
       unrealized gain
       (loss) on
       investments                  1.67           8.14      (4.77)       (0.36)        5.79           (0.15)
                                --------         ------     ------       ------       ------          ------
Total from Investment
  Operations                        1.70           8.19      (4.72)       (0.26)        5.93            0.02
                                --------         ------     ------       ------       ------          ------
Distributions from
    Net investment income          (0.03)         (0.05)     (0.05)       (0.10)       (0.14)          (0.17)
    In excess of net
       investment income              --             --         --           --           --(a)           --(a)
    Net realized gains                --          (0.44)        --        (2.76)       (1.47)             --
    In excess of net
       realized gain                  --             --         --           --        (0.09)(b)          --
                                --------         ------     ------       ------       ------          ------
Total Distributions                (0.03)         (0.49)     (0.05)       (2.86)       (1.70)          (0.17)
                                --------         ------     ------       ------       ------          ------
Net Asset Value, End of
  Period                          $35.18         $33.51     $25.81       $30.58       $33.70          $29.47
                              ==========     ==========   ========   ==========   ==========      ==========
Total Return                        5.07%         31.74%    (15.43)%      (0.81)%      20.18%           0.05%
Ratio/Supplementary Data
Net Assets at End of Period
  (in thousands)              $1,277,961     $1,014,412   $759,674   $1,033,658   $1,101,888      $1,174,735
Ratios to Average Net
  Assets:
    Expenses (net of
       reimbursement)               0.98%(d)       0.98%      0.98%        0.98%        0.98%           0.98%
    Expenses (gross)(c)             0.99%(d)       1.00%      0.99%        0.99%        0.99%           0.99%
    Net Investment Income           0.17%(d)       0.18%      0.17%        0.32%        0.44%           0.50%
Portfolio Turnover Rate               26%            62%        72%         104%          98%             41%

(a) The Fund distributed an amount in excess of net investment income of less than $0.01 per share.

(b) Distributions in excess of realized gains are the result of timing issues.

(c) Reflects expense ratio in the absence of expense reimbursement.

(d) Annualized.

[SOUND SHORE FUND LOGO]

INVESTMENT ADVISER

Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR

Forum Administrative Services, LLC
Portland, Maine

DISTRIBUTOR

Forum Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT

Forum Shareholder Services, LLC
Portland, Maine

CUSTODIAN

Citibank, N.A.
New York, New York

COUNSEL

Dechert LLP
New York, New York

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
Boston, Massachusetts

This report is submitted for the general                 SEMI-ANNUAL REPORT
information of the shareholders of the Fund.             (Unaudited)
It is not authorized for distribution to
prospective investors in the Fund unless
preceded or accompanied by an effective                  June 30, 2004
prospectus, which includes information
regarding the Fund's objectives and
policies, experience of its management,
marketability of shares, and other
information.

SOUND SHORE FUND, INC.

Two Portland Square
Portland, ME 04101                                       [SOUND SHORE FUND LOGO]
http://www.soundshorefund.com





                                   [PICTURE]

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certification pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       SOUND SHORE FUND, INC.

By:      /s/ Stacey E. Hong
         _______________________
         Stacey E. Hong, Treasurer

Date:    August 24, 2004
         _______________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ T. Gibbs Kane, Jr.
         _____________________________
         T. Gibbs Kane, Jr., President

Date:    August 24, 2004
         _____________________________


By:      /s/ Stacey E. Hong
         _______________________
         Stacey E. Hong, Treasurer

Date:    August 24, 2004
         _______________________